Explanatory notes to the Consolidated Statements of Cash Flows - Narrative (Details) € in Millions, $ in Millions			1 Months Ended			12 Months Ended
		Apr. 13, 2023 EUR (€)	Sep. 30, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)		Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)		Dec. 31, 2021 USD ($)	Nov. 30, 2023 EUR (€)	Feb. 28, 2023 EUR (€)
Disclosure of other provisions [line items]
Non-cash items						€ 8,775		€ 6,285		€ 5,195
depreciation and amortization						7,549		6,797		5,871
change in deferred taxes						701		(711)		(654)
Net cash from (used in) operating activities						22,485		19,959		18,646
Consolidated profit from continuing operations						18,625		16,779	[1]	13,218	[1]
Change in provisions						2,460		1,906		(1,152)
Increase (decrease) in working capital						5,472		4,481		(1,212)
(Increase)/decrease in inventories						4,388		5,606		(2,201)
(Increase)/decrease in trade receivables						2,249		1,986		(246)
Increase/(decrease) in trade payables						1,058		4,165		(1,273)
Other changes						(107)		1,054		(38)
Net cash from (used in) investing activities						15,047		10,531		(8,674)
Investments in property, plant and equipment and intangible assets						10,193		8,615		8,687
Change in amounts payable on property, plant and equipment and intangible assets						1,068		(399)		(1,426)
Net change in receivables from financing activities						3,834		1,413		306
Acquisitions of consolidated subsidiaries and equity method and other investments						3,885		666		726
Proceeds from disposals of property, plant and equipment and intangible assets						533		545		295
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies						1,457		235		161
Cash and cash equivalents of FCA at the merger						0		0		22,514
Net cash from/(used in) investing activities - discontinued operations						0		0		(3,115)
Net cash from (used in) financing activities						(9,200)		(13,167)		(1,366)
Changes in long-term debt						(214)		(6,480)		4,106
Payments of other equity instruments						3,277		1,350
Proceeds from issuing other equity instruments						2,500		2,231
Proceeds from borrowings						1,668		387
Distributions paid to Stellantis shareholders						4,208		3,353		4,204
Change in securities						2,754		2,069		610
Changes in short-term debt and other financial assets and liabilities						328		(400)		(846)
Repayments of borrowings						(1,105)
Purchase of treasury shares			€ 500	€ 500	€ 500	2,434	[2]	923	[2]
Share repurchase, liability recognised													€ 934
Share buyback			€ 500	€ 500	€ 500									€ 1,500
Repayments of bonds										1,000
Interest paid						1,126		937		1,185
Interest received						2,917		1,201		347
Income taxes paid (refund)						2,649		2,860		2,170
Dividends received						312		217		405
Cash outflow for leases						757		626		616
Payments of lease liabilities, classified as financing activities						693		568		566
Interest paid, classified as financing activities						64		58		50
Starplus Energy, Nexstar, Symbio and Punch Powertrain
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments						(1,222)
FCA Shareholders
Disclosure of other provisions [line items]
Distributions paid to Stellantis shareholders										2,897
Stellantis Shareholders
Disclosure of other provisions [line items]
Distributions paid to Stellantis shareholders		€ 4,200								1,000
Stellantis Shareholders | Faurecia S.E
Disclosure of other provisions [line items]
Distributions paid to Stellantis shareholders										302
Treasury shares
Disclosure of other provisions [line items]
Purchase of treasury shares	[2]					2,434		923
Intesa Sanpaolo Credit Facility
Disclosure of other provisions [line items]
Repayments of borrowings								(6,300)
Borrowings from banks & Other debt
Disclosure of other provisions [line items]
Proceeds from borrowings										309
Repayments of borrowings								(1,448)		(637)
Euro Medium Term Note Programme
Disclosure of other provisions [line items]
Proceeds from borrowings										3,671
Senior Notes Programme
Disclosure of other provisions [line items]
Proceeds from borrowings										1,770		$ 2,000
GAC-Stellantis JV
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments										196
FCA Bank
Disclosure of other provisions [line items]
Proceeds from disposal of shares in consolidated companies and of investments in non-consolidated companies						1,090
First Investors Financial Services Group
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments										147
Financial Services Entities
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments						(263)
South American Companies
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments						(603)
Zhejiang Leapmotor Technology Co. Ltd
Disclosure of other provisions [line items]
Acquisitions of consolidated subsidiaries and equity method and other investments						(1,419)
Gross amount
Disclosure of other provisions [line items]
Additions other than through business combinations, intangible assets other than goodwill						4,720		4,212
Gross amount | Euro Medium Term Note Programme
Disclosure of other provisions [line items]
Proceeds from borrowings										3,750
Capitalised development expenditure
Disclosure of other provisions [line items]
Additions other than through business combinations, intangible assets other than goodwill						4,184		3,487
Capitalised development expenditure | Gross amount
Disclosure of other provisions [line items]
Investments in property, plant and equipment and intangible assets										€ 3,116
Additions other than through business combinations, intangible assets other than goodwill						€ 4,352		€ 3,589

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information

[2]	Refer to Note 27, Equity for additional information